SHORT - TERM DEBT AND LONG-TERM DEBT - Long-term debt (Details) - East West Bank [Member] - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2020	Sep. 30, 2020
LONG-TERM DEBT
Face amount of debt	$ 1,585	$ 18,000
Debt Instrument, Description of Variable Rate Basis	1.0%